Balance Sheet Components (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Balance Sheet Components
Schedule of prepaid expenses and other current assets

	September 30,	December 31,
	2022	2021
Prepaid operating expenses	$227,235	$319,996
Rent deposit	87,734	100,425
VAT receivable associated with SAIT	62,259	68,798
Prepaid sponsorship	25,000	100,000
Tax credit receivable	75,109	75,106
Miscellaneous receivable	2,049	332,277
Prepaid expenses and other current assets	$479,386	$996,602

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2021	2020
Prepaid operating expenses	$319,996	$118,245
Rent deposit	100,425	71,096
VAT receivable associated with SAIT	68,798	39,752
Prepaid sponsorship	100,000	100,000
Tax credit receivable	75,106	—
Miscellaneous receivable	332,277	129,902
Prepaid expenses and other current assets	$996,602	$458,995

Schedule of capitalized internal-use software, net

		September 30,	December 31,
	Useful Lives	2022	2021
Internally developed software	5 Years	$3,127,677	$2,538,395
Less accumulated depreciation		(1,757,093)	(1,378,351)
Capitalized internal-use software, net		$1,370,584	$1,160,044

Capitalized internal-use software, net consisted of the following:

		As of December 31,
	Useful Lives	2021	2020
Internally developed software	5 years	$2,538,395	$2,056,176
Less accumulated depreciation		(1,378,351)	(924,692)
Capitalized internal-use software, net		$1,160,044	$1,131,484

Schedule of Property and equipment, net

		September 30,	December 31,
	Useful Lives	2022	2021
Computer equipment	3-4 Years	$134,835	$125,139
Furniture and fixtures	10 Years	24,828	28,870
Mobile hardware	2.5 Years	297,150	—
Property and equipment, gross		456,813	154,009
Less accumulated depreciation		(126,626)	(42,241)
Property and equipment, net		$330,187	$111,768

Property and equipment, net consisted of the following:

		As of December 31,
	Useful Lives	2021	2020
Computer equipment	3-4 years	$125,139	$123,787
Furniture and fixtures	10 years	28,870	20,789
Property and equipment, gross		154,009	144,576
Less accumulated depreciation		(42,241)	(16,601)
Property and equipment, net		$111,768	$127,975

Schedule of other assets

	September 30,	December 31,
	2022	2021
Tax credit receivable	$150,601	$178,140
Other assets	$150,601	$178,140
Other assets consisted of the following:

	As of December 31,
	2021	2020
Tax credit receivable	$178,140	$97,956
Prepaid sponsorship	—	100,000
Other assets	$178,140	$197,956

Schedule of accrued expenses

	September 30,	December 31,
	2022	2021
Compensation payable	$60,534	$597,849
Commission liability	31,026	—
Accrued employee taxes	425,096	349,256
Accrued mobile expenses	328,402	—
Other accrued liabilities	96,792	112,427
Accrued expenses	$941,850	$1,059,532

Accrued expenses consisted of the following:

	As of December 31,
	2021	2020
Compensation payable	$597,849	$651,053
Accrued employee taxes	349,256	85,665
Other accrued expenses	112,427	72,485
Accrued expenses	$1,059,532	$809,203